Off-Balance Sheet Commitments	6 Months Ended
Jun. 30, 2019
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Off-Balance Sheet Commitments

6. OFF-BALANCE SHEET COMMITMENTS

The off-balance-sheet commitments as of December 31, 2018 have not changed significantly during the first half of 2019, except for:

•	the lease commitments that are now recognized in the financial statements in accordance with IFRS 16;

•	the following commitments:

Agreement with Orphan Europe

In November 2012, the Company entered into a marketing agreement with Orphan Europe, a subsidiary of Recordati Group, to market and distribute GRASPA® for the treatment of ALL and AML in 38 countries in Europe, including all of the countries in the European Union.

As a consequence of the Company’s withdrawal of the MAA for ALL and the Company’s strategic re-focus on solid tumors, this contract was terminated during the first half of 2019, without any financial consequence for the Company.

Agreement with SQZ Biotechnologies

On June 24, 2019, the Company entered into a collaboration agreement with SQZ Biotechnologies, a cell therapy company developing novel treatments in multiple therapeutic areas, to advance novel red blood cell-based therapeutics for immune modulation. Under the terms of the agreement, the Company has granted to SQZ Biotechnologies an exclusive worldwide license to develop antigen specific immune modulating therapies employing red blood cell-based approaches. Combining SQZ Biotechnologies’ proprietary and versatile cell engineering platform, with the intellectual property of the Company related to red blood cell-based therapeutics is intended to allow for the rapid development of a broad pipeline of novel immunomodulatory products addressing multiple indications.

The agreement provides:

•	An upfront payment of $1 million (recognized during the first half of 2019);

•	Potential development, regulatory and commercial milestone payments up to $56 million for the first product successfully developed by SQZ Biotechnologies under this agreement;

•	The Company could also receive progressive royalties based on future sales.

Sublease in the United-States

In July 2019, the Company signed an operating sublease agreement for a portion of its premises located in Cambridge. The commitments received is as follows:

(amounts in €‘000)	Lease commitments
As of June 30, 2019	Total	Less than one year	One to five years	More than five years
Sublease in US	574	143	431

Total lease commitments	574	143	431	—